Income Taxes (Significant components of deferred tax assets and liabilities) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset, recognized in earnings	$ 12,142,000	$ 5,448,000
Deferred tax assets	984,071,000	937,579,000
Deferred tax liabilities	0	0
Net deferred tax asset	984,071,000	937,579,000	$ 936,678,000
Property, plant and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset, recognized in earnings	84,668,000	82,677,000
Net deferred tax assets	448,136,000	363,468,000
Provision for reclamation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset, recognized in earnings	(3,817,000)	(14,509,000)
Net deferred tax assets	203,816,000	207,633,000
Inventories [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset, recognized in earnings	1,689,000	2,489,000
Net deferred tax assets	8,248,000	6,559,000
Net deferred tax liabilities	0	0
Foreign exploration and development [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset, recognized in earnings	(1,816,000)	(812,000)
Net deferred tax assets	2,641,000	4,457,000
Income tax losses (gains) [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset, recognized in earnings	(66,227,000)	(80,802,000)
Net deferred tax assets	235,683,000	301,910,000
Defined benefit plan actuarial losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset, recognized in earnings	0	0
Net deferred tax assets	2,698,000	8,126,000
Long-term investments and other, deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset, recognized in earnings	(2,355,000)	16,405,000
Net deferred tax assets	82,849,000	45,426,000
Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset, recognized in earnings	12,142,000	5,448,000
Net deferred tax assets	984,071,000	937,579,000
Property, plant and equipment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset, recognized in earnings	0	0
Net deferred tax liabilities	0	0
Inventories [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset, recognized in earnings	0	0
Net deferred tax liabilities	0	0
Deferred tax liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset, recognized in earnings	0	0
Net deferred tax liabilities	$ 0	$ 0